Stock Warrants (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrant [Member]
Class of Warrant or Right [Line Items]
Shares, Outstanding at December 31, 2013	52,705,614
Shares, Granted	5,322,823
Shares, Exercised	(22,500)
Shares, Cancelled or expired	(200,000)
Shares, Outstanding at September 30, 2014	57,805,937	52,705,614
Weighted Average Exercise Price, Outstanding at December, 2013	$ 1.30
Weighted Average Exercise Price, Granted	$ 0.79
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Cancelled or expired	$ 2.00
Weighted Average Exercise Price, Outstanding at September 30, 2014	$ 1.25	$ 1.30
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 6 months 4 days	2 years 6 months 29 days
Weighted Average Remaining Contractual Life (in years), Granted	3 years 10 months 13 days